John Hancock Variable Insurance Trust

Supplement dated September 20, 2019 to the current

Prospectus (the “Prospectus”), as may be supplemented

Global Trust (the “fund”)

Antonio T. Docal and Herbert J. Arnett, Jr. are added as portfolio managers, effective immediately. Norman J. Boersma and Peter M. Moeschter are the portfolio managers jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Heather Arnold is also a portfolio manager of the fund. The following replaces in its entirety the subadvisor information in the summary section of the prospectus for this fund under the heading “Investment management” effective immediately:

Investment management

Investment Advisor John Hancock Investment Management Services, LLC

Subadvisor Templeton Global Advisors Limited

Sub-Subadvisor Templeton Investment Counsel, LLC

Additionally, effective January 1, 2020, Norman J. Boersma and Heather Arnold will no longer serve as portfolio managers. At that time, Peter M. Moeschter will become lead portfolio manager. Antonio T. Docal and Herbert J. Arnett, Jr. will continue to serve as portfolio managers.

Accordingly, the following replaces in its entirety the portfolio manager information in the summary section of the prospectus for this fund under the heading “Portfolio management” effective immediately:

Norman J. Boersma, CFA* Chief Investment Officer; President; Co-Lead Portfolio Manager Managed fund since 2011	Heather Arnold, CFA* Executive Vice President; Portfolio Manager; Director of Research Managed fund since 2015	Peter M. Moeschter, CFA Executive Vice President; Co-Lead Portfolio Manager; Research Analyst Managed fund since 2019
Antonio T. Docal, CFA President; Director; Portfolio Manager Managed fund since 2019	Herbert J. Arnett, Jr. Senior Vice President; Portfolio Manager; Research Analyst Managed fund since 2019

*Effective January 1, 2020, Norman J. Boersma and Heather Arnold will no longer serve as portfolio managers and Peter M. Moeschter will become lead portfolio manager. Antonio T. Docal and Herbert J. Arnett, Jr. will continue to serve as portfolio managers.

The following replaces in its entirety the subadvisor information in the “Subadvisors and Portfolio Managers” section of the prospectus for this fund under the heading “Management” effective immediately:

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Investment Counsel, LLC serves as sub-subadvisor

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Templeton Global Advisors Limited (“Templeton Global”)” is replaced in its entirety as follows:

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Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Templeton Global has identified the following persons as jointly and primarily responsible for the management of the fund’s portfolio as set forth below. These managers are employed by Templeton Global.

Fund	Portfolio Managers
Global Trust	Norman J. Boersma, CFA* Heather Arnold, CFA* Peter M. Moeschter, CFA Antonio Docal, CFA Herbert Arnett, Jr.

Norman J. Boersma, CFA*. Chief Investment Officer, Templeton Global Equity Group President, Templeton Global Advisors Limited, Nassau, Bahamas. Norman J. Boersma is the chief investment officer of Templeton Global Equity Group (TGEG) and president of Templeton Global Advisors. He is also lead portfolio manager for Templeton Growth Fund, Templeton Growth (Euro) Fund, Templeton World Fund and related strategies. He joined Templeton Global in 1991.

Heather Arnold, CFA*. Executive Vice President, Director of Research, Portfolio Manager, Research Analyst, Templeton Global Equity Group, Templeton Global Advisors Limited, Nassau, Bahamas. Heather Arnold is the director of research for the Templeton Global Equity Group, as well as a portfolio manager and research analyst. Ms. Arnold is the lead portfolio manager for the Templeton Global Fund as well as the lead portfolio manager on a number of Global and International separate accounts. She is also the lead equity portfolio manager of TGIT Templeton Global Balanced Fund, FTIF Templeton Global Income Fund and Templeton Global Balanced Fund in Canada. Ms. Arnold has 30 years industry experience, 11 of which have been at Templeton. She rejoined Templeton Global Equity Group in 2008, having previously served as a Senior Vice President, Portfolio Manager and Research Analyst with Templeton Global Equity Group from 1997 to 2001.

Peter M. Moeschter, CFA. Executive Vice President, Portfolio Manager, Research Analyst, Templeton Global Equity Group, Franklin Templeton Investments Corporation, Toronto, Ontario, Canada. Peter M. Moeschter is an executive vice president with responsibility for retail clients with mandates of global and international equities. Mr. Moeschter has sector research coverage of global food and household products, utilities in Europe and the Americas, with country coverage of Germany, Switzerland, Austria, Belgium, the Netherlands, and Luxembourg. He is the sector team leader of global utilities. He joined Templeton Global in 1997.

Antonio Docal, CFA. President of Templeton Investment Counsel, LLC and the Director of Portfolio Management for the Templeton Global Equity Group. Mr. Docal has lead portfolio manager responsibilities for the TIF-International Equity Series and portfolio management responsibility for a number of other institutional commingled funds and separate account relationships. He also oversees the institutional segment of Templeton Global Equity Group’s global investment management business. Mr. Docal has research responsibility for the Americas industrials and materials sectors, and in the past has covered various global sectors. He joined Templeton Global in 2001.

Herbert Arnett, Jr. Senior Vice President, Portfolio Manager and Research Analyst for the Templeton Global Equity Group. Mr. Arnett is a manager for Templeton Growth Fund Inc. and Templeton World Fund. Mr. Arnett has global research responsibilities for the communication services sector and serves as the communication services sector team leader. Previously, Mr. Arnett was the lead Hedge Fund Trader with Templeton’s Global Equity Trading Group, where he traded European and North American markets. He joined Franklin Templeton in 1996.

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*Effective January 1, 2020, Norman J. Boersma and Heather Arnold will no longer serve as portfolio managers and Peter M. Moeschter will become lead portfolio manager. Antonio T. Docal and Herbert J. Arnett, Jr. will continue to serve as portfolio managers.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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John Hancock Variable Insurance Trust

Supplement dated September 20, 2019 to the current

Statement of Additional Information (the “SAI”), as may be supplemented

Global Trust (the “fund”)

The disclosure under “APPENDIX III - PORTFOLIO MANAGER INFORMATION” applicable to Templeton Global Advisors Limited as the subadvisor of the fund, as it specifically relates to the fund’s portfolio managers, is amended as follows effective immediately:

TEMPLETON GLOBAL ADVISORS LIMITED

Templeton Investment Counsel, LLC is sub-sub advisor

Global Trust

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

Antonio T. Docal, CFA and Herbert J. Arnett, Jr. are added as portfolio managers, effective immediately. Norman J. Boersma, CFA and Peter M. Moeschter, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Heather Arnold, CFA is also a portfolio manager of the fund.

Additionally, effective January 1, 2020, Norman J. Boersma and Heather Arnold will no longer serve as portfolio managers. At that time, Peter M. Moeschter will become lead portfolio manager. Antonio T. Docal and Herbert J. Arnett, Jr. will continue to serve as portfolio managers.

Accordingly, the following replaces in its entirety the “PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED” section under “APPENDIX III - PORTFOLIO MANAGER INFORMATION” applicable to Templeton Global Advisors Limited as the subadvisor of the fund:

Norman J. Boersma, CFA*, Heather Arnold, CFA*, Peter M. Moeschter, CFA, Herbert J. Arnett, Jr. and Antonio T. Docal, CFA are jointly and primarily responsible for the management of the fund’s portfolio.

The following table reflects information regarding other accounts for which each portfolio manager to the fund has management responsibilities. Accounts are grouped into three categories: (i) other investment companies and series thereof; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.

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The following tables reflect information for Norman J. Boersma, Heather Arnold, and Peter M. Moeschter as of December 31, 2018:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Norman J. Boersma*	11	$23,870.3	11	$10,431.5	3	$539.4
Heather Arnold*	8	$23,489.3	13	$12,159.2	10	$2,0913.1
Peter M. Moeschter	0	$0	7	$2,226.1	4	$386.6

*Effective January 1, 2020, Norman J. Boersma and Heather Arnold will no longer serve as portfolio managers of the fund.

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Norman J. Boersma*	0	$0	0	$0	0	$0
Heather Arnold*	0	$0	0	$0	2	$66.2
Peter M. Moeschter	0	$0	0	$0	2	$66.2

*Effective January 1, 2020, Norman J. Boersma and Heather Arnold will no longer serve as portfolio managers of the fund.

The following tables reflect information for Herbert Arnett, Jr. and Antonio Docal as of July 31, 2019:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Herbert Arnett, Jr.	5	$20,330.0	6	$1,773.5	0	$0
Antonio Docal	8	$6,291.8	3	$543.7	11	$969.3

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Herbert Arnett, Jr.	0	$0	0	$0	0	$0
Antonio Docal	0	$0	0	$0	0	$0
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Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Norman J. Boersma, Heather Arnold, and Peter M. Moeschter as of December 31, 2018. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio manager that is primarily responsible for the management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned[1]
Norman J. Boersma*	Over $1,000,000
Heather Arnold*	None
Peter M. Moeschter	None

1 As of December 31, 2018, Messers. Boersma and Moeschter and Ms. Arnold did not beneficially own shares of the fund.

*Effective January 1, 2020, Norman J. Boersma and Heather Arnold will no longer serve as portfolio managers of the fund.

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Herbert Arnett, Jr. and Antonio Docal as of July 31, 2019. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio manager that is primarily responsible for the management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned[1]
Herbert Arnett, Jr.	None
Antonio Docal	None

1 As of July 31, 2019, Messers. Arnett, Jr. and Docal did not beneficially own shares of the fund.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

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